Note 17 - Offsetting Liabilities (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Offsetting Financial Assets and Financial Liabilities [Abstract]
Positive market values for derivative financial instruments reclassified into asset held for sale associated with the Prime Finance platform transferre to BNP Paribas, included in Other assets	€ 1,800	€ 1,405
Negative market values for derivative financial instruments which have been reclassified into liabilities held for sales asociated with the Prime Finance platform transferre to BNP Paribas, included in Other liabilities	2,500	€ 1,921
Conversion effect (gross amounts of financial assets) from the previous collateral model to a settlement model for IRS	5,000
Conversion effect (gross amounts of financial liabilities) from the previous collateral model to a settlement model for IRS	€ 3,900